Cassidy & Associates
                        Attorneys at Law
                       215 Apolena Avenue
                 Newport Beach, California 92662
                     ----------
                  Email:  lwcassidy@aol.com

Telephone: 949/673-4510             Fax:  949/673-4525

                    September 30, 2016


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 1 to
	       Finch Street Acquisition Corporation
	       File No. 000-55678

Mesdames/Gentlemen:

     I attach for filing Amendment No. 1 to the Finch Street
Acquisition Corporation registration statement on Form 10-12g.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated September 2, 2016 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

Item 2:  Financial Information

1. The Staff's comment is noted and disclosure has been added to clarify that availability of the company is restricted to clients of Tiber Creek Corporation. Dislosure appears in the second paragraph under "General Business Plan" page 12 of the registration statement.

Item 5:  Directors and Executive Officers:  Recent Blank Check Companies

2. Disclosure has been added disclosing fees received by Tiber Creek. The disclosure begins on page 18 of the registration statement.

Item 6: Executive Compensation

3. No officers or directors receive any compensation from the Company. James Cassidy, who serves as President of the Company, holds shares of the Company. Mr. Cassidy is a lawyer in the law firm of the Cassidy & Associates which provides services for Tiber Creek Corporation. Cassidy & Associates receives payments from Tiber Creek for a spectrum of legal services.

Item 7: Certain Relationship and Related Transactions, and Director
	Independence

	Lee W. Cassidy is an attorney with the Cassidy & Associates law firm and as such she performs certain legal tasks assigned by the law firm including effecting incorporations, filing documents or other tasks. She however does not and has not "take(n) initiative in founding and organizing the business
	    or enterprise" of the company.


	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563